Calculation of Earnings Per Share	12 Months Ended
Dec. 31, 2015
Calculation of Earnings Per Share [Abstract]
Calculation of Earnings Per Share

18.  Calculation Of Earnings Per Share

Basic earnings per share (EPS) is computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. Potential common shares that may be issued by the Company relate solely to outstanding stock options and are determined using the treasury stock method. The following table sets forth the computation of basic and diluted earnings per share:

	Years Ended December 31,
	2015	2014	2013
	(Amounts, except earnings per share, in thousands)

Net income	$3,058	$4,216	$4,001

Weighted-average common shares outstanding	4,240	4,193	4,210

Basic earnings per share	$0.72	$1.01	$0.95

Weighted-average common shares outstanding	4,240	4,193	4,210

Common stock equivalents due to effect of stock options	1	-	1

Total weighted-average common shares and equivalents	$4,241	$4,193	$4,211

Diluted earnings per share	$0.72	$1.01	$0.95

Anti-dilutive stock options outstanding	103	100	78